FINANCIAL INSTRUMENTS BY CATEGORY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets
Financial assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss
	US$’000	US$’000
Trade receivables	6,287	—
Financial assets included in prepayments, other receivables and other assets (note 15)	114,004	—
Financial assets measured at fair value through profit and loss	—	—
Time deposits	840,296	—
Pledged deposits	70	—
Cash and cash equivalents	286,749	—
Total	1,247,406	—
Financial assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss
	US$’000	US$’000
Trade receivables	100,041	—
Financial assets included in prepayments, other receivables and other assets (note 15)	56,303	—
Financial assets measured at fair value through profit and loss	—	663
Time deposits	34,703	—
Pledged deposits	357	—
Cash and cash equivalents	1,277,713	—
Total	1,469,117	663

Summary of Financial Liabilities
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	38,594	—
Financial liabilities included in other payables and accruals (note 18)	6,250	—
Collaboration interest-bearing advanced funding	301,196	—
Lease liabilities	49,407	—
Total	395,447	—
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	30,655	—
Financial liabilities included in other payables and accruals (note 18)	3,461	—
Collaboration interest-bearing advanced funding	281,328	—
Lease liabilities	47,344	—
Total	362,788	—